SHARE-BASED COMPENSATION (Details) - Schedule of unvested restricted stock units roll forward	3 Months Ended
Mar. 31, 2021 $ / shares shares
Time-based Restricted Share Units [Member]
SHARE-BASED COMPENSATION (Details) - Schedule of unvested restricted stock units roll forward [Line Items]
Restricted Share Units, Unvested, beginning balance | shares	78,634
Weighted-Average Grant Date Fair Value, Unvested, beginning price | $ / shares	$ 3.25
Restricted Share Units, Granted | shares	338,393
Weighted-Average Grant Date Fair Value, Granted | $ / shares	$ 14.33
Restricted Share Units, Vested | shares	(7,713)
Weighted-Average Grant Date Fair Value, Vested | $ / shares	$ 14.40
Restricted Share Units, Canceled/forfeited | shares
Weighted-Average Grant Date Fair Value, Canceled/forfeited | $ / shares
Restricted Share Units, Unvested, ending balance | shares	409,314
Weighted-Average Grant Date Fair Value, Unvested, ending balance | $ / shares	$ 12.47
Market-based Restricted Share Units [Member]
SHARE-BASED COMPENSATION (Details) - Schedule of unvested restricted stock units roll forward [Line Items]
Restricted Share Units, Unvested, beginning balance | shares
Weighted-Average Grant Date Fair Value, Unvested, beginning price | $ / shares
Restricted Share Units, Granted | shares	1,038,718
Weighted-Average Grant Date Fair Value, Granted | $ / shares	$ 13.89
Restricted Share Units, Vested | shares
Weighted-Average Grant Date Fair Value, Vested | $ / shares
Restricted Share Units, Canceled/forfeited | shares
Weighted-Average Grant Date Fair Value, Canceled/forfeited | $ / shares
Restricted Share Units, Unvested, ending balance | shares	1,038,718
Weighted-Average Grant Date Fair Value, Unvested, ending balance | $ / shares	$ 13.89